Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Assets Used by the Company Explanatory

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets used by the Company	$281,849	$285,329
Assets subject to operating leases	7,251	6,199
	$289,100	$291,528

Summary of Property, Plant and Equipment

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Depreciation expenses	—	(43)	(1,401)	(716)	(24,802)	(65)	(701)	—	(27,728)
Disposal	—	1	29	1,724	27,900	84	466	—	30,204
Effect of foreign exchange differences	—	—	—	—	31	—	1	—	32
Others	—	(1)	41	(1)	1	—	(45)	—	(5)
Balance on December 31, 2021	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Balance on December 31, 2021, net	$102,645	$220	$40,780	$1,585	$123,001	$228	$2,604	$10,786	$281,849
Cost
Balance on January 1, 2022	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938
Additions	460	—	133	102	149	1	253	30,167	31,265
Disposal	(4)	(6)	(7)	(808)	(18,395)	(104)	(392)	—	(19,716)
Effect of foreign exchange differences	—	—	—	—	209	—	4	19	232
Others	563	19	1,046	578	24,571	147	794	(26,545)	1,173
Balance on December 31, 2022	$103,664	$1,675	$72,530	$11,089	$720,068	$3,971	$11,468	$14,427	$938,892
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,442)	$(30,578)	$(9,632)	$(590,533)	$(3,699)	$(8,205)	$—	$(644,089)
Depreciation expenses	—	(39)	(1,452)	(725)	(25,654)	(77)	(754)	—	(28,701)
Disposal	—	7	7	807	18,382	104	388	—	19,695
Effect of foreign exchange differences	—	—	—	—	(110)	—	(2)	—	(112)
Others	—	—	(240)	(4)	(42)	(1)	(69)	—	(356)
Balance on December 31, 2022	$—	$(1,474)	$(32,263)	$(9,554)	$(597,957)	$(3,673)	$(8,642)	$—	$(653,563)
Balance on December 31, 2022, net	$103,664	$201	$40,267	$1,535	$122,111	$298	$2,826	$14,427	$285,329

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory	:

Land improvements	10-30 years
Buildings
Main buildings	20-60 years
Other building facilities	3-15 years
Computer equipment	2-8 years
Telecommunications equipment
Telecommunication circuits	2-30 years
Telecommunication machinery and antennas equipment	2-30 years
Transportation equipment	3-10 years
Miscellaneous equipment
Leasehold improvements	1-9 years
Mechanical and air conditioner equipment	3-16 years
Others	1-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for investment properties is as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Year 1	$107	$118
Year 2	82	99
Year 3	62	90
Year 4	55	70
Year 5	39	44
Onwards	78	149
	$423	$570

Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
b.
Assets subject to operating leases

	Land	Buildings	Total
	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2020	$4,979	$3,842	$8,821
Others	(6)	394	388
Balance on December 31, 2020	$4,973	$4,236	$9,209
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,497)	$(1,497)
Depreciation expenses	—	(82)	(82)
Others	—	(37)	(37)
Balance on December 31, 2020	$—	$(1,616)	$(1,616)
Balance on December 31, 2020, net	$4,973	$2,620	$7,593
Cost
Balance on January 1, 2021	$4,973	$4,236	$9,209
Others	(164)	(102)	(266)
Balance on December 31, 2021	$4,809	$4,134	$8,943
Accumulated depreciation and impairment
Balance on January 1, 2021	$—	$(1,616)	$(1,616)
Depreciation expenses	—	(77)	(77)
Others	—	1	1
Balance on December 31, 2021	$—	$(1,692)	$(1,692)
Balance on December 31, 2021, net	$4,809	$2,442	$7,251
Cost
Balance on January 1, 2022	$4,809	$4,134	$8,943
Additions	—	—	—
Others	(433)	(949)	(1,382)
Balance on December 31, 2022	$4,376	$3,185	$7,561
Accumulated depreciation and impairment
Balance on January 1, 2022	$—	$(1,692)	$(1,692)
Depreciation expenses	—	(59)	(59)
Others	—	389	389
Balance on December 31, 2022	$—	$(1,362)	$(1,362)
Balance on December 31, 2022, net	$4,376	$1,823	$6,199

Disclosure Of Property Plant And Equipment Estimated Useful Life Explanatory

The above items of property, plant and equipment subject to operating leases are depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings
Main buildings	35-60 years
Other building facilities	3-15 years

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate lease collection under operating lease for the freehold plant, property and equipment was as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Year 1	$371	$389
Year 2	301	281
Year 3	210	211
Year 4	159	177
Year 5	135	149
Onwards	1,177	1,122
	$2,353	$2,329

Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment
a.
Assets used by the Company

	Land	Land Improvements	Buildings	Computer Equipment	Telecommuni- cations Equipment	Transportation Equipment	Miscellaneous Equipment	Construction in Progress and Equipment to be Accepted	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2020	$99,103	$1,618	$71,001	$13,005	$706,032	$3,912	$10,090	$13,752	$918,513
Additions	67	—	18	55	118	1	150	24,786	25,195
Disposal	(270)	(19)	(49)	(1,245)	(20,619)	(45)	(520)	(29)	(22,796)
Effect of foreign exchange differences	—	—	—	—	(91)	—	—	(7)	(98)
Acquired by business combinations (Note 14)	—	—	—	70	—	—	72	—	142
Others	3,091	31	(81)	521	25,336	26	508	(29,973)	(541)
Balance on December 31, 2020	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Accumulated depreciation and impairment
Balance on January 1, 2020	$—	$(1,375)	$(27,977)	$(11,068)	$(590,338)	$(3,694)	$(7,662)	$(29)	$(642,143)
Depreciation expenses	—	(43)	(1,366)	(770)	(23,994)	(68)	(666)	—	(26,907)
Disposal	—	19	49	1,243	20,600	45	504	29	22,489
Effect of foreign exchange differences	—	—	—	—	41	—	—	—	41
Acquired by business combinations (Note 14)	—	—	—	(40)	—	—	(54)	—	(94)
Others	—	—	47	(4)	28	(1)	(48)	—	22
Balance on December 31, 2020	$—	$(1,399)	$(29,247)	$(10,639)	$(593,663)	$(3,718)	$(7,926)	$—	$(646,592)
Balance on December 31, 2020, net	$101,991	$231	$41,642	$1,767	$117,113	$176	$2,374	$8,529	$273,823
Cost
Balance on January 1, 2021	$101,991	$1,630	$70,889	$12,406	$710,776	$3,894	$10,300	$8,529	$920,415
Additions	—	—	37	72	84	—	198	35,222	35,613
Disposal	—	(1)	(29)	(1,734)	(27,916)	(84)	(470)	—	(30,234)
Effect of foreign exchange differences	—	—	—	—	(64)	—	(2)	(6)	(72)
Others	654	33	461	473	30,654	117	783	(32,959)	216
Balance on December 31, 2021	$102,645	$1,662	$71,358	$11,217	$713,534	$3,927	$10,809	$10,786	$925,938